OTHER INCOME/(EXPENSES), NET (Tables)	6 Months Ended
Jun. 30, 2017
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense)
	For the six months ended June 30
	2016	2017
	RMB	RMB
Guarantee income	-	24,803,444
Donations	(376,950)	(1,087,567)
Total	(376,950)	23,715,877